Accumulated Other Comprehensive Income - Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income, Net of Tax (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the Balances of Each Component of AOCI
Balance, December 31, 2014	$ 1.5	$ 2.5	$ 2.5	$ (2.2)	$ (3.2)
Other comprehensive loss before reclassifications, net of tax			(1.0)	2.3	3.0
Amounts reclassified from accumulated other comprehensive income	(1.5)	(0.1)		2.4	(2.0)
Net current period other comprehensive loss	(1.5)		(1.0)	4.7	1.0
Balance, September 30, 2015	0.0		1.5	2.5	(2.2)
After tax reclassification adjustments	1.5	$ 0.1		$ (2.4)	$ 2.0
Gains and Losses on Derivative Instruments [Member]
Changes in the Balances of Each Component of AOCI
Balance, December 31, 2014	1.5
Other comprehensive loss before reclassifications, net of tax	0.0
Amounts reclassified from accumulated other comprehensive income	(1.5)
Net current period other comprehensive loss	(1.5)
Balance, September 30, 2015	0.0		$ 1.5
After tax reclassification adjustments	$ 1.5